Concentration and Risk (Tables)	12 Months Ended
Jun. 30, 2025
Concentration and Risk [Abstract]
Schedule of Customer Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the years ended June 30,
	2023	2024	2025
Percentage of the Group’s total revenue
Customer F	*	*	13%
Customer I	*	*	13%
Customer A	16%	16%	12%
Customer B	*	10%	*
Customer C	21%	*	*
Customer D	18%	*	*
Customer E	11%	*	*

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of June 30,
	2024	2025
Percentage of the Group’s accounts receivable
Customer A	26%	29%
Customer G	*	14%
Customer M	*	14%
Customer H	17%	*
Customer B	12%	*
Customer I	11%	*
Customer C	10%	*

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

	As of June 30,
	2024	2025
Percentage of the Group’s contract liabilities
Customer G	*	60%
Customer N	*	40%
Customer J	32%	*
Customer K	30%	*
Customer L	25%	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended June 30,
	2023	2024	2025
Percentage of the Group’s total cost of revenue
Supplier J	*	*	11%
Supplier A	10%	23%	*
Supplier B	*	16%	*
Supplier C	18%	10%	*
Supplier D	20%	*	*
Supplier E	17%	*	*
Supplier F	10%	*	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s advance to suppliers:

	As of June 30,
	2024	2025
Percentage of the Group’s advance to suppliers
Supplier M	*	55%
Supplier N	*	18%
Supplier O	*	14%
Supplier P	*	11%
Supplier D	23%	*
Supplier I	22%	*
Supplier J	19%	*
Supplier E	12%	*
Supplier K	10%	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s accounts payable:

	As of June 30,
	2024	2025
Percentage of the Group’s accounts payable
Supplier C	*	19%
Supplier H	11%	16%
Supplier Q	*	10%
Supplier B	35%	*
Supplier L	22%	*
Supplier G	12%	*

*	Represented the percentage below 10%